Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 57.6%
	Aerospace — 2.3%
$1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,818,770
2,038,000	Kaman Corp.,
	3.250%, 05/01/24	2,449,676

		4,268,446

	Automotive — 0.4%
500,000	Tesla Inc.,
	2.000%, 05/15/24	757,161

	Business Services — 1.5%
1,500,000	Perficient Inc.,
	2.375%, 09/15/23	2,046,141
400,000	RingCentral Inc.,
	Zero Coupon, 03/15/23	840,920

		2,887,061

	Cable and Satellite — 2.0%
2,000,000	DISH Network Corp.,
	3.375%, 08/15/26	1,928,800
1,525,000	Global Eagle Entertainment Inc.,
	2.750%, 02/15/35	743,941
1,000,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24(a)	1,073,750

		3,746,491

	Communications Equipment — 4.4%
1,000,000	Harmonic Inc.,
	2.000%, 09/01/24	1,141,900
2,870,000	InterDigital Inc.,
	2.000%, 06/01/24(a)	2,868,135
2,500,000	Lumentum Holdings Inc., Ser. QIB,
	0.500%, 12/15/26	2,718,750
1,500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	1,487,331

		8,216,116

	Computer Software and Services — 17.9%
1,000,000	Blackline Inc.,
	0.125%, 08/01/24(a)	1,000,625
985,000	Boingo Wireless Inc.,
	1.000%, 10/01/23	875,142
1,870,000	Coupa Software Inc.,
	0.125%, 06/15/25(a)	2,215,693
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,865,625
1,015,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	1,053,234
1,530,000	Everbridge Inc.,
	0.125%, 12/15/24	1,519,671
1,500,000	Evolent Health Inc.,
	1.500%, 10/15/25	1,061,294

Principal Amount		Market Value

$ 697,000	GDS Holdings Ltd.,
	2.000%, 06/01/25	$845,888
2,500,000	IAC Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,926,500
1,250,000	LivePerson Inc.,
	0.750%, 03/01/24(a)	1,503,681
1,500,000	MercadoLibre Inc.,
	2.000%, 08/15/28	2,243,194
1,032,000	Nice Systems Inc.,
	1.250%, 01/15/24	1,971,765
1,500,000	Okta Inc.,
	0.125%, 09/01/25(a)	1,458,175
1,625,000	Pluralsight Inc.,
	0.375%, 03/01/24(a)	1,414,438
2,040,000	Proofpoint Inc.,
	0.250%, 08/15/24(a)	2,106,099
1,700,000	PROS Holdings Inc.,
	1.000%, 05/15/24(a)	1,955,273
1,735,000	Q2 Holdings Inc.,
	0.750%, 06/01/26(a)	2,002,692
1,225,000	SailPoint Technologies Holding Inc.,
	0.125%, 09/15/24(a)	1,323,907
1,500,000	Splunk Inc.,
	1.125%, 09/15/25	1,853,438
1,500,000	Workiva Inc.,
	1.125%, 08/15/26(a)	1,348,875

		33,545,209

	Consumer Services — 2.8%
1,500,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	1,764,375
1,500,000	Square Inc.,
	0.500%, 05/15/23	1,679,967
1,695,000	Team Inc.,
	5.000%, 08/01/23	1,778,781

		5,223,123

	Diversified Industrial — 2.6%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	989,323
1,000,000	KBR Inc.,
	2.500%, 11/01/23(a)	1,328,750
2,000,000	Knowles Corp.,
	3.250%, 11/01/21	2,604,266

		4,922,339

	Energy and Utilities — 2.0%
1,900,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,505,850
2,850,000	SunPower Corp.,
	4.000%, 01/15/23	2,341,845

		3,847,695

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services — 2.4%
$1,000,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	$1,038,644
1,040,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	1,207,699
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,277,500
641,000	LendingTree Inc.,
	0.625%, 06/01/22	1,004,379

		4,528,222

	Food and Beverage — 0.6%
1,055,000	The Chefs’ Warehouse Inc.,
	1.875%, 12/01/24	1,166,099

	Health Care — 11.3%
365,000	Aerie Pharmaceuticals Inc.,
	1.500%, 10/01/24(a)	438,071
1,000,000	CONMED Corp.,
	2.625%, 02/01/24(a)	1,385,049
575,000	DexCom Inc.,
	0.750%, 12/01/23(a)	853,126
1,960,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,225,825
750,000	Inovio Pharmaceuticals Inc.,
	6.500%, 03/01/24(a)	628,101
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,562,983
1,250,000	Intercept Pharmaceuticals Inc.,
	2.000%, 05/15/26	1,666,385
500,000	Invacare Corp.,
	4.500%, 06/01/22	470,873
360,000	Invitae Corp.,
	2.000%, 09/01/24(a)	327,498
1,171,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,798,992
1,000,000	NuVasive Inc.,
	2.250%, 03/15/21	1,334,812
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,563,019
350,000	Repligen Corp.,
	0.375%, 07/15/24	379,244
400,000	Retrophin Inc.,
	2.500%, 09/15/25	311,080
1,254,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,141,354
1,500,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,506,563
1,500,000	Teladoc Health Inc.,
	1.375%, 05/15/25	2,608,997

Principal Amount		Market Value

$1,000,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	$1,038,196

		21,240,168

	Semiconductors — 3.4%
1,000,000	Cypress Semiconductor Corp.,
	4.500%, 01/15/22	1,746,085
750,000	Inphi Corp.,
	1.125%, 12/01/20	1,396,421
1,000,000	Rambus Inc.,
	1.375%, 02/01/23	1,018,100
1,000,000	Teradyne Inc.,
	1.250%, 12/15/23	2,195,633

		6,356,239

	Telecommunications — 3.2%
1,060,000	8x8 Inc.,
	0.500%, 02/01/24(a)	1,060,633
2,500,000	Infinera Corp.,
	2.125%, 09/01/24	2,651,548
1,450,000	Twilio Inc.,
	0.250%, 06/01/23	2,216,954

		5,929,135

	Transportation — 0.8%
1,700,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,441,770

	TOTAL CONVERTIBLE CORPORATE BONDS	108,075,274

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.5%
	Agriculture — 0.4%
7,500	Bunge Ltd., 4.875%	788,700

	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000% (b)	436,009
272,728	Amerivon Holdings LLC, common equity units (b)	16,364

		452,373

	Financial Services — 0.8%
1,000	Bank of America Corp., 7.250%, Ser. L	1,449,000

	Real Estate — 1.0%
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	1,937,550

	TOTAL CONVERTIBLE PREFERRED STOCKS	4,627,623

	MANDATORY CONVERTIBLE SECURITIES (c) — 16.1%
	Diversified Industrial — 2.5%
15,000	Colfax Corp.,
	5.750%, 01/15/22	2,366,400
31,316	International Flavors & Fragrances Inc.,
	6.000%, 09/15/21	1,503,481

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Diversified Industrial (Continued)
7,250	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	$789,960

		4,659,841

	Energy and Utilities — 7.2%
27,695	American Electric Power Co. Inc.,
	6.125%, 03/15/22	1,499,130
3,645	Aqua America Inc.,
	6.000%, 04/30/22	227,266
37,800	CenterPoint Energy Inc., Ser. B
	7.000%, 09/01/21	1,842,372
16,330	Dominion Energy Inc., Ser. A
	7.250%, 06/01/22	1,747,147
17,000	DTE Energy Co.,
	6.250%, 11/01/22	871,420
49,025	NextEra Energy Inc.,
	4.872%, 09/01/22	2,514,002
	Sempra Energy,
5,383	Ser. A, 6.000%, 01/15/21	646,068
5,000	Ser. B, 6.750%, 07/15/21	595,350
35,890	South Jersey Industries Inc.,
	7.250%, 04/15/21	1,863,050
29,100	The Southern Co.,
	6.750%, 08/01/22	1,568,490

		13,374,295

	Equipment and Supplies — 0.6%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,179,040

	Financial Services — 2.5%
10,000	2017 Mandatory Exchangeable Trust,
	5.188%, 12/01/20	1,552,500
14,938	Assurant Inc., Ser. D
	6.500%, 03/15/21	1,921,326
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,216,800

		4,690,626

	Health Care — 2.1%
25,445	Avantor Inc., Ser. A
	6.250%, 05/15/22	1,603,035
36,573	Becton, Dickinson and Co., Ser. A
	6.125%, 05/01/20	2,394,069

		3,997,104

Shares		Market Value

	Semiconductors — 1.2%
1,945	Broadcom Inc., Ser.A
	8.000%, 09/30/22	$2,291,152

	TOTAL MANDATORY CONVERTIBLE SECURITIES	30,192,058

	COMMON STOCKS — 20.8%
	Business Services — 0.9%
15,000	PayPal Holdings Inc.†	1,622,550

	Computer Software and Services — 3.7%
22,194	Alibaba Group Holding Ltd., ADR†	4,707,347
14,300	Microsoft Corp.	2,255,110

		6,962,457

	Consumer Products — 0.7%
24,000	Unilever NV	1,379,040

	Energy and Utilities — 0.5%
8,000	Chevron Corp.	964,080
132	Goodrich Petroleum Corp.†	1,325

		965,405

	Entertainment — 1.0%
12,500	The Walt Disney Co.	1,807,875

	Financial Services — 1.1%
9,546	Citigroup Inc.	762,630
36,434	Synchrony Financial	1,311,988

		2,074,618

	Food and Beverage — 0.6%
30,000	Conagra Brands Inc.	1,027,200

	Health Care — 2.8%
12,960	Eli Lilly & Co.	1,703,333
22,651	Merck & Co. Inc.	2,060,108
40,000	Pfizer Inc.	1,567,200

		5,330,641

	Real Estate Investment Trusts — 6.4%
10,000	American Tower Corp.	2,298,200
16,100	Crown Castle International Corp.	2,288,615
7,000	Equinix Inc.	4,085,900
58,700	Invesco Mortgage Capital Inc.	977,355
10,000	SBA Communications Corp.	2,409,900

		12,059,970

	Semiconductors — 1.0%
30,000	Intel Corp.	1,795,500

	Telecommunications — 2.1%
30,000	AT&T Inc.	1,172,400
16,119	T-Mobile US Inc.†	1,264,052

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
25,000	Verizon Communications Inc.	$1,535,000

		3,971,452

	TOTAL COMMON STOCKS	38,996,708

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,131	Goodrich Petroleum Corp., expire 10/12/26†(b)	0

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$5,615,000	U.S. Treasury Bills, 1.487% to 1.646%††, 01/09/20 to 03/26/20	$ 5,599,373

	TOTAL INVESTMENTS — 100.0% (Cost $151,788,103)	$187,491,036

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

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